Consolidated Statements Of Changes In Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2014	$ 90,270		$ 6,495	$ 91,108	$ 31,081	$ (47,029)	$ 8,061	$ 554
Balance at beginning of year (in shares) at Dec. 31, 2014			6,495			(1,308)
Issuance of shares - common stock (value)			$ 0
Issuance of shares - common stock (in shares)			0
Repurchase and acquisition of common stock						$ (278)
Repurchase and acquisition of common stock (in shares)						(8)
Issuance of treasury stock				(1,597)		$ 34,715
Issuance of treasury stock (in shares)						966
Share-based payments				252
Change related to acquisition of interests held by noncontrolling owners				0
Net income attributable to AT&T ($4.76, $2.10 and $2.37 per diluted share)	13,345				13,345
Dividends to stockholders ($1.97, $1.93 and $1.89 per share)					(10,755)
Other					0
Other comprehensive income attributable to AT&T	(2,727)						(2,727)
Amounts reclassified to retained earnings							0
Net income attributable to noncontrolling interest	342							342
Distributions								(294)
Acquisitions of noncontrolling interests								383
Acquisition of interests held by noncontrolling owners								0
Balance at end of year at Dec. 31, 2015	123,640		$ 6,495	89,763	33,671	$ (12,592)	5,334	969
Translation adjustments attributable to noncontrolling interest, net of taxes	(16)							(16)
Balance at end of year (in shares) at Dec. 31, 2015			6,495			(350)
Issuance of shares - common stock (value)			$ 0
Issuance of shares - common stock (in shares)			0
Repurchase and acquisition of common stock						$ (655)
Repurchase and acquisition of common stock (in shares)						(17)
Issuance of treasury stock				(43)		$ 588
Issuance of treasury stock (in shares)						11
Share-based payments				(140)
Change related to acquisition of interests held by noncontrolling owners				24
Net income attributable to AT&T ($4.76, $2.10 and $2.37 per diluted share)	12,976				12,976
Dividends to stockholders ($1.97, $1.93 and $1.89 per share)					(11,913)
Other					0
Other comprehensive income attributable to AT&T	(373)						(373)
Amounts reclassified to retained earnings							0
Net income attributable to noncontrolling interest	357							357
Distributions								(346)
Acquisitions of noncontrolling interests								0
Acquisition of interests held by noncontrolling owners								(25)
Balance at end of year at Dec. 31, 2016	124,110		$ 6,495	89,604	34,734	$ (12,659)	4,961	975
Translation adjustments attributable to noncontrolling interest, net of taxes	20							20
Balance at end of year (in shares) at Dec. 31, 2016			6,495			(356)
Issuance of shares - common stock (value)			$ 0
Issuance of shares - common stock (in shares)			0
Repurchase and acquisition of common stock						$ (551)
Repurchase and acquisition of common stock (in shares)						(14)
Issuance of treasury stock				2		$ 496
Issuance of treasury stock (in shares)						14
Share-based payments				(43)
Change related to acquisition of interests held by noncontrolling owners				0
Net income attributable to AT&T ($4.76, $2.10 and $2.37 per diluted share)	29,450				29,450
Dividends to stockholders ($1.97, $1.93 and $1.89 per share)					(12,157)
Other					(1,527)
Other comprehensive income attributable to AT&T	527						527
Amounts reclassified to retained earnings	1,529	[1]					1,529
Net income attributable to noncontrolling interest	397							397
Distributions								(361)
Acquisitions of noncontrolling interests								140
Acquisition of interests held by noncontrolling owners								0
Balance at end of year at Dec. 31, 2017	142,007		$ 6,495	$ 89,563	$ 50,500	$ (12,714)	$ 7,017	1,146
Translation adjustments attributable to noncontrolling interest, net of taxes	$ (5)							$ (5)
Balance at end of year (in shares) at Dec. 31, 2017			6,495			(356)

[1]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (See Note 1).